BETTER 10Q - MORTGAGE LOANS HELD FOR SALE AND WAREHOUSE LINES OF CREDIT - Schedule of Outstanding Warehouse Lines of Credit (Details) - USD ($)	2 Months Ended	6 Months Ended	12 Months Ended
	Sep. 08, 2023	Jun. 30, 2023	Dec. 31, 2022	Oct. 11, 2023	Dec. 31, 2021
Short-Term Debt [Line Items]
Maximum borrowing capacity		$ 799,000,000	$ 1,500,000,000
Warehouse lines of credit		146,482,000	144,049,000		$ 1,667,917,000
Warehouse Agreement Borrowings | Funding Facility 1
Short-Term Debt [Line Items]
Maximum borrowing capacity		500,000,000	500,000,000
Warehouse lines of credit		29,617,000	89,673,000		$ 286,804,000
Cash collateral deposit		$ 10,000,000	$ 10,000,000
Warehouse Agreement Borrowings | Funding Facility 1 | Subsequent event
Short-Term Debt [Line Items]
Maximum borrowing capacity				$ 100,000,000
Warehouse Agreement Borrowings | Funding Facility 1 | Secured Overnight Financing Rate (SOFR) | Mortgage Loan Interest Scenario One
Short-Term Debt [Line Items]
Variable interest rate (as a percent)		3.125%	3.125%
Warehouse Agreement Borrowings | Funding Facility 1 | Secured Overnight Financing Rate (SOFR) | Mortgage Loan Interest Scenario Two
Short-Term Debt [Line Items]
Variable interest rate (as a percent)		2.125%	2.125%
Warehouse Agreement Borrowings | Funding Facility 1 | Note Rate | Mortgage Loan Interest Scenario One
Short-Term Debt [Line Items]
Variable interest rate (as a percent)		1.50%	1.50%
Warehouse Agreement Borrowings | Funding Facility 1 | Note Rate | Mortgage Loan Interest Scenario Two
Short-Term Debt [Line Items]
Variable interest rate (as a percent)		1.125%	1.125%
Warehouse Agreement Borrowings | Funding Facility 2
Short-Term Debt [Line Items]
Maximum borrowing capacity		$ 150,000,000
Warehouse lines of credit		$ 0	$ 9,845,000
Warehouse Agreement Borrowings | Funding Facility 2 | Secured Overnight Financing Rate (SOFR)
Short-Term Debt [Line Items]
Variable interest rate (as a percent)		1.77%
Warehouse Agreement Borrowings | Funding Facility 3
Short-Term Debt [Line Items]
Maximum borrowing capacity		$ 149,000,000
Warehouse lines of credit		116,865,000	$ 44,531,000
Cash collateral deposit		$ 3,800,000
Warehouse Agreement Borrowings | Funding Facility 3 | Secured Overnight Financing Rate (SOFR) | Minimum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)		1.60%
Warehouse Agreement Borrowings | Funding Facility 3 | Secured Overnight Financing Rate (SOFR) | Minimum | Subsequent event
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	1.60%
Warehouse Agreement Borrowings | Funding Facility 3 | Secured Overnight Financing Rate (SOFR) | Maximum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)		1.85%
Warehouse Agreement Borrowings | Funding Facility 3 | Secured Overnight Financing Rate (SOFR) | Maximum | Subsequent event
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	2.25%